Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Government Money Fund, Inc.- Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
T. Rowe Price Government Money Fund- I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268